CM ADVISERS FAMILY
OF FUNDS

July 1, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:       CM Advisers Family of Funds
File No. 333-101585

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that  (i)  the form  of  Prospectus  and Statement  of  Additional Information that would have been filed under paragraph (c) of Rule 497 would not have  differed from that  contained in the most recent  amendment to CM Advisers Family of Funds' registration  statement  on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

If you need any further assistance, please contact me at (513) 587-3418.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Assistant Secretary